FINANCIAL INSTRUMENTS & RISK - Credit Risk (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related party long-term payables
Financial assets, carrying amount	SFr 167,600	SFr 530,100
Credit risk | Derivatives
Related party long-term payables
Financial assets, carrying amount	190
Credit risk | Trade receivables
Related party long-term payables
Financial assets, carrying amount	387,300
Credit risk | Cash and Cash Equivalents
Related party long-term payables
Financial assets, carrying amount	SFr 352,400